Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 4: CASH AND CASH EQUIVALENTS

	December 31,
	2020	2019
Cash for immediate withdrawal	$15,457	$11,640
Cash equivalents—short-term deposits (1)	1,504	10,034
	$16,961	$21,674

(1)	The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.